Administrative Expenses	12 Months Ended
Dec. 31, 2019
Administrative expense [Abstract]
Administrative Expenses
37.	Administrative expenses

	2019	2018	2017
Taxes	3,256,687	3,104,662	2,975,848
Armored transportation services	2,532,507	1,984,070	1,715,490
Maintenance costs	1,494,540	1,418,489	1,364,030
Administrative expenses	1,267,458	991,328	877,815
Rent	980,566	1,445,420	1,186,775
Electricity and communications	710,240	605,417	501,146
Other fees	693,719	542,045	516,089
Advertising	632,691	761,987	1,021,181
Security services	484,036	558,102	768,650
Travel expenses	166,518	166,651	161,263
Insurance	143,094	133,111	136,785
Stationery and supplies	72,285	69,400	95,693
Other administrative expenses	1,543,629	1,527,708	1,616,158

TOTAL	13,977,970	13,308,390	12,936,923